PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited)
as of June 30, 2025
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks 98.4%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.*	1,240	$1,026,646
Boeing Co. (The)*	12,644	2,649,297
General Dynamics Corp.	4,232	1,234,305
General Electric Co.	17,800	4,581,542
Howmet Aerospace, Inc.	6,681	1,243,535
Huntington Ingalls Industries, Inc.	600	144,876
L3Harris Technologies, Inc.	3,016	756,533
Lockheed Martin Corp.	3,446	1,595,980
Northrop Grumman Corp.	2,308	1,153,954
RTX Corp.	22,231	3,246,171
Textron, Inc.	3,134	251,629
TransDigm Group, Inc.	930	1,414,195
		19,298,663
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	1,900	182,305
Expeditors International of Washington, Inc.	2,300	262,775
FedEx Corp.	3,646	828,772
United Parcel Service, Inc. (Class B Stock)	12,190	1,230,459
		2,504,311
Automobile Components 0.0%
Aptiv PLC (United Kingdom)*	3,650	249,003
Automobiles 1.8%
Ford Motor Co.	66,538	721,938
General Motors Co.	16,100	792,281
Tesla, Inc.*	46,970	14,920,490
		16,434,709
Banks 3.5%
Bank of America Corp.	109,695	5,190,767
Citigroup, Inc.	31,495	2,680,854
Citizens Financial Group, Inc.	7,300	326,675
Fifth Third Bancorp	11,173	459,546
Huntington Bancshares, Inc.	24,529	411,106
JPMorgan Chase & Co.	46,703	13,539,667
KeyCorp	16,235	282,814
M&T Bank Corp.	2,755	534,442
PNC Financial Services Group, Inc. (The)	6,572	1,225,152
Regions Financial Corp.	15,774	371,005
Truist Financial Corp.	22,072	948,875
U.S. Bancorp	26,295	1,189,849
Wells Fargo & Co.	54,536	4,369,424
		31,530,176
Beverages 1.1%
Brown-Forman Corp. (Class B Stock)	3,350	90,148
Coca-Cola Co. (The)	64,564	4,567,903
Constellation Brands, Inc. (Class A Stock)	2,470	401,820
Keurig Dr. Pepper, Inc.	23,200	766,992
Molson Coors Beverage Co. (Class B Stock)	2,894	139,172

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Beverages (cont’d.)
Monster Beverage Corp.*	11,790	$738,526
PepsiCo, Inc.	22,941	3,029,130
		9,733,691
Biotechnology 1.5%
AbbVie, Inc.	29,489	5,473,748
Amgen, Inc.	9,096	2,539,694
Biogen, Inc.*	2,480	311,463
Gilead Sciences, Inc.	20,800	2,306,096
Incyte Corp.*	2,720	185,232
Moderna, Inc.*	6,040	166,644
Regeneron Pharmaceuticals, Inc.	1,760	924,000
Vertex Pharmaceuticals, Inc.*	4,260	1,896,552
		13,803,429
Broadline Retail 4.0%
Amazon.com, Inc.*	158,200	34,707,498
eBay, Inc.	8,040	598,658
		35,306,156
Building Products 0.5%
A.O. Smith Corp.	2,100	137,697
Allegion PLC	1,333	192,112
Builders FirstSource, Inc.*	1,900	221,711
Carrier Global Corp.	13,429	982,868
Johnson Controls International PLC	10,987	1,160,447
Lennox International, Inc.	540	309,550
Masco Corp.	3,626	233,369
Trane Technologies PLC	3,700	1,618,417
		4,856,171
Capital Markets 3.3%
Ameriprise Financial, Inc.	1,621	865,176
Bank of New York Mellon Corp. (The)	12,238	1,115,004
Blackrock, Inc.	2,430	2,549,678
Blackstone, Inc.	12,100	1,809,918
Cboe Global Markets, Inc.	1,700	396,457
Charles Schwab Corp. (The)	28,611	2,610,468
CME Group, Inc.	6,000	1,653,720
Coinbase Global, Inc. (Class A Stock)*	3,400	1,191,666
FactSet Research Systems, Inc.	600	268,368
Franklin Resources, Inc.	5,742	136,947
Goldman Sachs Group, Inc. (The)	5,140	3,637,835
Intercontinental Exchange, Inc.	9,700	1,779,659
Invesco Ltd.	8,100	127,737
KKR & Co., Inc.	11,400	1,516,542
MarketAxess Holdings, Inc.	510	113,903
Moody’s Corp.	2,566	1,287,080
Morgan Stanley	20,690	2,914,393
MSCI, Inc.	1,290	743,995
Nasdaq, Inc.	7,100	634,882
Northern Trust Corp.	3,162	400,910
Raymond James Financial, Inc.	3,100	475,447
S&P Global, Inc.	5,260	2,773,545

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
State Street Corp.	4,962	$527,659
T. Rowe Price Group, Inc.	3,800	366,700
		29,897,689
Chemicals 1.2%
Air Products & Chemicals, Inc.	3,702	1,044,186
Albemarle Corp.	2,140	134,114
CF Industries Holdings, Inc.	2,700	248,400
Corteva, Inc.	11,409	850,313
Dow, Inc.	11,909	315,350
DuPont de Nemours, Inc.	7,009	480,747
Eastman Chemical Co.	1,886	140,809
Ecolab, Inc.	4,142	1,116,021
International Flavors & Fragrances, Inc.	4,415	324,723
Linde PLC	7,968	3,738,426
LyondellBasell Industries NV (Class A Stock)	4,500	260,370
Mosaic Co. (The)	5,300	193,344
PPG Industries, Inc.	3,848	437,710
Sherwin-Williams Co. (The)	3,888	1,334,984
		10,619,497
Commercial Services & Supplies 0.6%
Cintas Corp.	5,640	1,256,987
Copart, Inc.*	14,900	731,143
Republic Services, Inc.	3,435	847,105
Rollins, Inc.	4,875	275,047
Veralto Corp.	4,240	428,028
Waste Management, Inc.	6,113	1,398,777
		4,937,087
Communications Equipment 0.9%
Arista Networks, Inc.*	17,420	1,782,240
Cisco Systems, Inc.	66,444	4,609,885
F5, Inc.*	900	264,888
Juniper Networks, Inc.	5,500	219,615
Motorola Solutions, Inc.	2,756	1,158,788
		8,035,416
Construction & Engineering 0.1%
Quanta Services, Inc.	2,500	945,200
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,000	548,960
Vulcan Materials Co.	2,100	547,722
		1,096,682
Consumer Finance 0.6%
American Express Co.	9,299	2,966,195
Capital One Financial Corp.	10,664	2,268,873
Synchrony Financial	6,665	444,822
		5,679,890
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	7,408	7,333,476
Dollar General Corp.	3,700	423,206

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
Dollar Tree, Inc.*	3,442	$340,896
Kroger Co. (The)	10,368	743,697
Sysco Corp.	8,080	611,979
Target Corp.	7,782	767,694
Walgreens Boots Alliance, Inc.	13,578	155,875
Walmart, Inc.	72,458	7,084,943
		17,461,766
Containers & Packaging 0.2%
Amcor PLC	39,060	358,961
Avery Dennison Corp.	1,238	217,232
Ball Corp.	4,628	259,585
International Paper Co.	8,884	416,038
Packaging Corp. of America	1,470	277,021
Smurfit WestRock PLC	8,433	363,884
		1,892,721
Distributors 0.1%
Genuine Parts Co.	2,199	266,761
LKQ Corp.	4,400	162,844
Pool Corp.	620	180,717
		610,322
Diversified Telecommunication Services 0.7%
AT&T, Inc.	119,807	3,467,214
Verizon Communications, Inc.	70,233	3,038,982
		6,506,196
Electric Utilities 1.5%
Alliant Energy Corp.	4,300	260,021
American Electric Power Co., Inc.	8,891	922,530
Constellation Energy Corp.	5,203	1,679,320
Duke Energy Corp.	12,939	1,526,802
Edison International	6,662	343,759
Entergy Corp.	7,530	625,894
Evergy, Inc.	3,900	268,827
Eversource Energy	6,200	394,444
Exelon Corp.	17,112	743,003
FirstEnergy Corp.	8,977	361,414
NextEra Energy, Inc.	34,328	2,383,050
NRG Energy, Inc.	3,300	529,914
PG&E Corp.	36,500	508,810
Pinnacle West Capital Corp.	2,000	178,940
PPL Corp.	12,452	421,998
Southern Co. (The)	18,515	1,700,233
Xcel Energy, Inc.	9,683	659,412
		13,508,371
Electrical Equipment 0.9%
AMETEK, Inc.	3,800	687,648
Eaton Corp. PLC	6,593	2,353,635
Emerson Electric Co.	9,350	1,246,636
GE Vernova, Inc.	4,600	2,434,090
Generac Holdings, Inc.*	900	128,889

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Hubbell, Inc.	900	$367,569
Rockwell Automation, Inc.	1,943	645,406
		7,863,873
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. (Class A Stock)	20,400	2,014,500
CDW Corp.	2,100	375,039
Corning, Inc.	12,997	683,512
Jabil, Inc.	1,800	392,580
Keysight Technologies, Inc.*	2,900	475,194
Ralliant Corp.*	1,917	92,939
TE Connectivity PLC (Switzerland)	4,850	818,050
Teledyne Technologies, Inc.*	808	413,947
Trimble, Inc.*	4,000	303,920
Zebra Technologies Corp. (Class A Stock)*	820	252,855
		5,822,536
Energy Equipment & Services 0.2%
Baker Hughes Co.	16,545	634,335
Halliburton Co.	14,722	300,034
Schlumberger NV	22,832	771,722
		1,706,091
Entertainment 1.7%
Electronic Arts, Inc.	3,800	606,860
Live Nation Entertainment, Inc.*	2,600	393,328
Netflix, Inc.*	7,140	9,561,388
Take-Two Interactive Software, Inc.*	2,800	679,980
TKO Group Holdings, Inc.	1,100	200,145
Walt Disney Co. (The)	30,136	3,737,166
Warner Bros Discovery, Inc.*	37,285	427,286
		15,606,153
Financial Services 4.3%
Apollo Global Management, Inc.	7,500	1,064,025
Berkshire Hathaway, Inc. (Class B Stock)*	30,590	14,859,704
Corpay, Inc.*	1,120	371,638
Fidelity National Information Services, Inc.	8,960	729,434
Fiserv, Inc.*	9,300	1,603,413
Global Payments, Inc.	4,094	327,684
Jack Henry & Associates, Inc.	1,100	198,187
Mastercard, Inc. (Class A Stock)	13,580	7,631,145
PayPal Holdings, Inc.*	16,530	1,228,510
Visa, Inc. (Class A Stock)	28,700	10,189,935
		38,203,675
Food Products 0.6%
Archer-Daniels-Midland Co.	8,159	430,632
Bunge Global SA	2,300	184,644
Conagra Brands, Inc.	8,143	166,687
General Mills, Inc.	9,444	489,294
Hershey Co. (The)	2,416	400,935
Hormel Foods Corp.	5,400	163,350
J.M. Smucker Co. (The)	1,770	173,814
Kellanova	4,870	387,311
Kraft Heinz Co. (The)	14,555	375,810

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Lamb Weston Holdings, Inc.	2,300	$119,255
McCormick & Co., Inc.	4,400	333,608
Mondelez International, Inc. (Class A Stock)	21,566	1,454,411
The Campbell’s Co.	3,547	108,716
Tyson Foods, Inc. (Class A Stock)	4,900	274,106
		5,062,573
Gas Utilities 0.0%
Atmos Energy Corp.	2,600	400,686
Ground Transportation 0.9%
CSX Corp.	31,454	1,026,344
J.B. Hunt Transport Services, Inc.	1,250	179,500
Norfolk Southern Corp.	3,731	955,024
Old Dominion Freight Line, Inc.	3,200	519,360
Uber Technologies, Inc.*	34,900	3,256,170
Union Pacific Corp.	9,956	2,290,677
		8,227,075
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	28,913	3,932,457
Align Technology, Inc.*	1,210	229,089
Baxter International, Inc.	8,974	271,733
Becton, Dickinson & Co.	4,665	803,546
Boston Scientific Corp.*	24,672	2,650,020
Cooper Cos., Inc. (The)*	3,500	249,060
Dexcom, Inc.*	6,720	586,589
Edwards Lifesciences Corp.*	9,810	767,240
GE HealthCare Technologies, Inc.	7,800	577,746
Hologic, Inc.*(a)	4,000	260,640
IDEXX Laboratories, Inc.*	1,360	729,422
Insulet Corp.*	1,100	345,598
Intuitive Surgical, Inc.*	6,000	3,260,460
Medtronic PLC	21,515	1,875,463
ResMed, Inc.	2,390	616,620
Solventum Corp.*	2,272	172,308
STERIS PLC	1,600	384,352
Stryker Corp.	5,760	2,278,829
Zimmer Biomet Holdings, Inc.	3,311	301,996
		20,293,168
Health Care Providers & Services 1.8%
Cardinal Health, Inc.	4,073	684,264
Cencora, Inc.	2,760	827,586
Centene Corp.*	8,608	467,242
Cigna Group (The)	4,568	1,510,089
CVS Health Corp.	21,346	1,472,447
DaVita, Inc.*	600	85,470
Elevance Health, Inc.	3,910	1,520,834
HCA Healthcare, Inc.	2,900	1,110,990
Henry Schein, Inc.*	2,200	160,710
Humana, Inc.	1,900	464,512
Labcorp Holdings, Inc.	1,400	367,514
McKesson Corp.	2,086	1,528,579
Molina Healthcare, Inc.*	800	238,320
Quest Diagnostics, Inc.	1,900	341,297

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	15,298	$4,772,517
Universal Health Services, Inc. (Class B Stock)	970	175,716
		15,728,087
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	2,700	196,101
Healthpeak Properties, Inc.	12,300	215,373
Ventas, Inc.	7,233	456,764
Welltower, Inc.	10,400	1,598,792
		2,467,030
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	12,136	186,409
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc. (Class A Stock)*	7,200	952,848
Booking Holdings, Inc.	550	3,184,082
Caesars Entertainment, Inc.*	3,900	110,721
Carnival Corp.*	17,400	489,288
Chipotle Mexican Grill, Inc.*	22,650	1,271,798
Darden Restaurants, Inc.	1,853	403,898
Domino’s Pizza, Inc.	640	288,384
DoorDash, Inc. (Class A Stock)*	5,600	1,380,456
Expedia Group, Inc.	2,000	337,360
Hilton Worldwide Holdings, Inc.	4,060	1,081,340
Las Vegas Sands Corp.	5,760	250,618
Marriott International, Inc. (Class A Stock)	3,840	1,049,126
McDonald’s Corp.	11,980	3,500,197
MGM Resorts International*	4,000	137,560
Norwegian Cruise Line Holdings Ltd.*	7,600	154,128
Royal Caribbean Cruises Ltd.(a)	4,200	1,315,188
Starbucks Corp.	18,980	1,739,137
Wynn Resorts Ltd.	1,500	140,505
Yum! Brands, Inc.	4,664	691,112
		18,477,746
Household Durables 0.3%
D.R. Horton, Inc.	4,700	605,924
Garmin Ltd.	2,500	521,800
Lennar Corp. (Class A Stock)	3,900	431,379
Mohawk Industries, Inc.*	740	77,582
NVR, Inc.*	55	406,211
PulteGroup, Inc.	3,411	359,724
		2,402,620
Household Products 1.0%
Church & Dwight Co., Inc.	4,200	403,662
Clorox Co. (The)	2,082	249,986
Colgate-Palmolive Co.	13,660	1,241,694
Kimberly-Clark Corp.	5,566	717,569
Procter & Gamble Co. (The)	39,163	6,239,449
		8,852,360

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	12,400	$130,448
Vistra Corp.	5,600	1,085,336
		1,215,784
Industrial Conglomerates 0.4%
3M Co.	8,988	1,368,333
Honeywell International, Inc.	10,985	2,558,187
		3,926,520
Industrial REITs 0.2%
Prologis, Inc.	15,589	1,638,716
Insurance 2.0%
Aflac, Inc.(a)	8,200	864,772
Allstate Corp. (The)	4,308	867,243
American International Group, Inc.	9,651	826,029
Aon PLC (Class A Stock)	3,589	1,280,412
Arch Capital Group Ltd.	6,300	573,615
Arthur J. Gallagher & Co.	4,200	1,344,504
Assurant, Inc.	900	177,741
Brown & Brown, Inc.	4,700	521,089
Chubb Ltd.	6,153	1,782,647
Cincinnati Financial Corp.	2,607	388,234
Erie Indemnity Co. (Class A Stock)	440	152,588
Everest Group Ltd.	610	207,308
Globe Life, Inc.	1,333	165,679
Hartford Insurance Group, Inc. (The)	4,853	615,700
Loews Corp.	2,917	267,372
Marsh & McLennan Cos., Inc.	8,140	1,779,730
MetLife, Inc.	9,650	776,053
Principal Financial Group, Inc.	3,500	278,005
Progressive Corp. (The)	9,716	2,592,812
Prudential Financial, Inc.(g)	5,800	623,152
Travelers Cos., Inc. (The)	3,731	998,192
W.R. Berkley Corp.	5,000	367,350
Willis Towers Watson PLC	1,700	521,050
		17,971,277
Interactive Media & Services 6.5%
Alphabet, Inc. (Class A Stock)	97,500	17,182,425
Alphabet, Inc. (Class C Stock)	78,640	13,949,950
Match Group, Inc.	4,100	126,649
Meta Platforms, Inc. (Class A Stock)	36,360	26,836,952
		58,095,976
IT Services 1.1%
Accenture PLC (Ireland) (Class A Stock)	10,490	3,135,356
Akamai Technologies, Inc.*	2,700	215,352
Cognizant Technology Solutions Corp. (Class A Stock)	8,300	647,649
EPAM Systems, Inc.*	1,000	176,820
Gartner, Inc.*	1,330	537,612
GoDaddy, Inc. (Class A Stock)*	2,300	414,138
International Business Machines Corp.	15,574	4,590,904
VeriSign, Inc.	1,380	398,544
		10,116,375

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 0.0%
Hasbro, Inc.	2,254	$166,390
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	4,698	554,411
Bio-Techne Corp.	2,880	148,176
Charles River Laboratories International, Inc.*	850	128,970
Danaher Corp.	10,720	2,117,629
IQVIA Holdings, Inc.*	2,810	442,828
Mettler-Toledo International, Inc.*	350	411,152
Revvity, Inc.	2,070	200,210
Thermo Fisher Scientific, Inc.	6,412	2,599,810
Waters Corp.*	1,020	356,021
West Pharmaceutical Services, Inc.	1,140	249,432
		7,208,639
Machinery 1.5%
Caterpillar, Inc.	7,996	3,104,127
Cummins, Inc.	2,216	725,740
Deere & Co.	4,230	2,150,913
Dover Corp.	2,262	414,466
Fortive Corp.	5,750	299,748
IDEX Corp.	1,200	210,684
Illinois Tool Works, Inc.	4,386	1,084,438
Ingersoll Rand, Inc.	6,729	559,718
Nordson Corp.	900	192,933
Otis Worldwide Corp.	6,564	649,967
PACCAR, Inc.	8,746	831,395
Parker-Hannifin Corp.	2,128	1,486,344
Pentair PLC	2,846	292,170
Snap-on, Inc.	742	230,896
Stanley Black & Decker, Inc.	2,788	188,887
Westinghouse Air Brake Technologies Corp.	2,860	598,741
Xylem, Inc.	3,950	510,972
		13,532,139
Media 0.5%
Charter Communications, Inc. (Class A Stock)*	1,590	650,008
Comcast Corp. (Class A Stock)	62,920	2,245,615
Fox Corp. (Class A Stock)	3,866	216,651
Fox Corp. (Class B Stock)	2,166	111,830
Interpublic Group of Cos., Inc. (The)	6,588	161,274
News Corp. (Class A Stock)	6,575	195,409
News Corp. (Class B Stock)	2,000	68,620
Omnicom Group, Inc.	3,434	247,042
Paramount Global (Class B Stock)(a)	9,597	123,801
		4,020,250
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	24,442	1,059,561
Newmont Corp.	18,597	1,083,461
Nucor Corp.	3,812	493,806
Steel Dynamics, Inc.	2,300	294,423
		2,931,251
Multi-Utilities 0.6%
Ameren Corp.	4,669	448,411
CenterPoint Energy, Inc.	11,179	410,716

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
CMS Energy Corp.	5,200	$360,256
Consolidated Edison, Inc.	6,051	607,218
Dominion Energy, Inc.	14,250	805,410
DTE Energy Co.	3,487	461,888
NiSource, Inc.	8,000	322,720
Public Service Enterprise Group, Inc.	8,494	715,025
Sempra	10,756	814,982
WEC Energy Group, Inc.	5,233	545,279
		5,491,905
Office REITs 0.0%
BXP, Inc.	2,580	174,073
Oil, Gas & Consumable Fuels 2.7%
APA Corp.	6,648	121,592
Chevron Corp.(a)	27,247	3,901,498
ConocoPhillips	21,123	1,895,578
Coterra Energy, Inc.	12,500	317,250
Devon Energy Corp.	11,000	349,910
Diamondback Energy, Inc.	3,180	436,932
EOG Resources, Inc.	9,100	1,088,451
EQT Corp.	10,200	594,864
Expand Energy Corp.	3,600	420,984
Exxon Mobil Corp.	72,174	7,780,357
Hess Corp.	4,534	628,140
Kinder Morgan, Inc.	32,580	957,852
Marathon Petroleum Corp.	5,276	876,396
Occidental Petroleum Corp.	11,879	499,037
ONEOK, Inc.	10,400	848,952
Phillips 66	6,928	826,510
Targa Resources Corp.	3,600	626,688
Texas Pacific Land Corp.	320	338,045
Valero Energy Corp.	5,200	698,984
Williams Cos., Inc. (The)	20,592	1,293,384
		24,501,404
Passenger Airlines 0.2%
Delta Air Lines, Inc.	10,800	531,144
Southwest Airlines Co.	9,874	320,313
United Airlines Holdings, Inc.*	5,700	453,891
		1,305,348
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,970	320,776
Kenvue, Inc.	32,500	680,225
		1,001,001
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	34,079	1,577,517
Eli Lilly & Co.	13,157	10,256,276
Johnson & Johnson	40,409	6,172,475
Merck & Co., Inc.	42,193	3,339,998
Pfizer, Inc.	95,263	2,309,175
Viatris, Inc.	20,599	183,949
Zoetis, Inc.	7,500	1,169,625
		25,009,015

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Professional Services 0.6%
Automatic Data Processing, Inc.	6,748	$2,081,083
Broadridge Financial Solutions, Inc.	2,000	486,060
Dayforce, Inc.*	2,900	160,631
Equifax, Inc.	2,030	526,521
Jacobs Solutions, Inc.	2,100	276,045
Leidos Holdings, Inc.	2,200	347,072
Paychex, Inc.	5,325	774,575
Paycom Software, Inc.	850	196,690
Verisk Analytics, Inc.	2,330	725,795
		5,574,472
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	4,900	686,588
CoStar Group, Inc.*	7,000	562,800
		1,249,388
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,311	470,288
Camden Property Trust	1,800	202,842
Equity Residential	5,900	398,191
Essex Property Trust, Inc.	1,100	311,740
Invitation Homes, Inc.	9,600	314,880
Mid-America Apartment Communities, Inc.	1,970	291,580
UDR, Inc.	5,200	212,316
		2,201,837
Retail REITs 0.3%
Federal Realty Investment Trust	1,300	123,487
Kimco Realty Corp.	11,300	237,526
Realty Income Corp.	14,800	852,628
Regency Centers Corp.	2,800	199,444
Simon Property Group, Inc.	5,089	818,108
		2,231,193
Semiconductors & Semiconductor Equipment 12.5%
Advanced Micro Devices, Inc.*	27,128	3,849,463
Analog Devices, Inc.	8,216	1,955,572
Applied Materials, Inc.	13,588	2,487,555
Broadcom, Inc.	78,890	21,746,029
Enphase Energy, Inc.*	2,320	91,988
First Solar, Inc.*	1,800	297,972
Intel Corp.	72,248	1,618,355
KLA Corp.	2,210	1,979,586
Lam Research Corp.	21,520	2,094,757
Microchip Technology, Inc.	8,920	627,700
Micron Technology, Inc.	18,716	2,306,747
Monolithic Power Systems, Inc.	810	592,418
NVIDIA Corp.	408,400	64,523,116
NXP Semiconductors NV (Netherlands)	4,160	908,918
ON Semiconductor Corp.*	7,000	366,870
QUALCOMM, Inc.	18,400	2,930,384
Skyworks Solutions, Inc.	2,500	186,300
Teradyne, Inc.	2,700	242,784
Texas Instruments, Inc.	15,152	3,145,858
		111,952,372

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Software 11.2%
Adobe, Inc.*	7,240	$2,801,011
ANSYS, Inc.*	1,400	491,708
Autodesk, Inc.*	3,490	1,080,399
Cadence Design Systems, Inc.*	4,500	1,386,675
Crowdstrike Holdings, Inc. (Class A Stock)*	4,100	2,088,171
Fair Isaac Corp.*	400	731,184
Fortinet, Inc.*	10,600	1,120,632
Gen Digital, Inc.	9,517	279,800
Intuit, Inc.	4,670	3,678,232
Microsoft Corp.	124,312	61,834,032
Oracle Corp.	27,290	5,966,413
Palantir Technologies, Inc. (Class A Stock)*	35,600	4,852,992
Palo Alto Networks, Inc.*(a)	11,000	2,251,040
PTC, Inc.*	2,000	344,680
Roper Technologies, Inc.	1,800	1,020,312
Salesforce, Inc.	16,060	4,379,401
ServiceNow, Inc.*	3,440	3,536,595
Synopsys, Inc.*	2,600	1,332,968
Tyler Technologies, Inc.*	720	426,845
Workday, Inc. (Class A Stock)*	3,600	864,000
		100,467,090
Specialized REITs 0.9%
American Tower Corp.	7,850	1,735,007
Crown Castle, Inc.	7,200	739,656
Digital Realty Trust, Inc.	5,300	923,949
Equinix, Inc.	1,626	1,293,434
Extra Space Storage, Inc.	3,500	516,040
Iron Mountain, Inc.	4,905	503,106
Public Storage	2,600	762,892
SBA Communications Corp.	1,800	422,712
VICI Properties, Inc.	18,100	590,060
Weyerhaeuser Co.	12,339	316,989
		7,803,845
Specialty Retail 1.7%
AutoZone, Inc.*	280	1,039,424
Best Buy Co., Inc.	3,200	214,816
CarMax, Inc.*	2,600	174,746
Home Depot, Inc. (The)	16,564	6,073,025
Lowe’s Cos., Inc.	9,366	2,078,034
O’Reilly Automotive, Inc.*	14,550	1,311,392
Ross Stores, Inc.	5,400	688,932
TJX Cos., Inc. (The)	18,728	2,312,721
Tractor Supply Co.	9,000	474,930
Ulta Beauty, Inc.*	740	346,187
Williams-Sonoma, Inc.	2,100	343,077
		15,057,284
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	250,162	51,325,737
Dell Technologies, Inc. (Class C Stock)	5,000	613,000
Hewlett Packard Enterprise Co.	21,902	447,896
HP, Inc.	16,002	391,409
NetApp, Inc.	3,500	372,925
Seagate Technology Holdings PLC	3,500	505,155

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Super Micro Computer, Inc.*	8,500	$416,585
Western Digital Corp.	5,725	366,343
		54,439,050
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	2,560	263,859
Lululemon Athletica, Inc.*	1,900	451,402
NIKE, Inc. (Class B Stock)	19,874	1,411,849
Ralph Lauren Corp.	700	191,996
Tapestry, Inc.	3,500	307,335
		2,626,441
Tobacco 0.7%
Altria Group, Inc.	28,379	1,663,861
Philip Morris International, Inc.	26,079	4,749,768
		6,413,629
Trading Companies & Distributors 0.3%
Fastenal Co.	19,100	802,200
United Rentals, Inc.	1,070	806,138
W.W. Grainger, Inc.	724	753,134
		2,361,472
Water Utilities 0.1%
American Water Works Co., Inc.	3,300	459,063
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	7,970	1,898,932

Total Common Stocks (cost $130,904,294)		879,249,359
Unaffiliated Exchange-Traded Fund 0.8%
iShares Core S&P 500 ETF (cost $4,605,809)	11,600	7,202,440

Total Long-Term Investments (cost $135,510,103)		886,451,799

Short-Term Investments 1.6%
Affiliated Mutual Funds 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	7,535,063	7,535,063
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $5,933,220; includes $5,919,168 of cash collateral for securities on loan)(b)(wb)	5,937,601	5,933,446

Total Affiliated Mutual Funds (cost $13,468,283)		13,468,509

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments  (unaudited) (continued)
as of June 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $1,089,813)	4.269%	09/18/25	1,100	$1,089,817

Total Short-Term Investments (cost $14,558,096)				14,558,326

TOTAL INVESTMENTS 100.8% (cost $150,068,199)				901,010,125
Liabilities in excess of other assets(z) (0.8)%				(6,871,265)

Net Assets 100.0%				$894,138,860

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,856,180; cash collateral of $5,919,168 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at June 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
27	S&P 500 E-Mini Index	Sep. 2025	$8,442,563	$298,613
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).